UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2015
Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Ariel Fund schedule of investments		12.31.14 (UNAUDITED)
Number of shares	Common stocks—96.53%	Value

	Consumer discretionary & services—26.73%
2,515,621	Gannett Co., Inc.	$80,323,779
931,640	Royal Caribbean Cruises Ltd.	76,795,085
2,320,896	International Speedway Corp., Class A	73,456,358
3,415,066	Interpublic Group of Cos., Inc.	70,930,921
1,301,708	Meredith Corp.	70,708,779
1,786,754	Newell Rubbermaid Inc.	68,057,460
1,416,965	Sotheby's	61,184,549
366,304	Mohawk Industries, Inc.(a)	56,908,989
577,274	Madison Square Garden Co., Class A(a)	43,445,641
31,183	Graham Holdings Co., Class B	26,933,069
		628,744,630
	Consumer staples—3.26%
758,445	J.M. Smucker Co.	76,587,776

	Energy—2.34%
1,884,817	Contango Oil & Gas Co.(a)(b)	55,112,049

	Financial services—30.60%
2,586,988	First American Financial Corp.	87,698,893
3,567,339	KKR & Co. L.P.	82,797,938
1,624,903	Lazard Ltd, Class A	81,293,897
4,418,855	Western Union Co.	79,141,693
515,299	JLL	77,258,779
2,200,353	CBRE Group, Inc., Class A(a)	75,362,090
561,678	Dun & Bradstreet Corp.	67,940,571
3,791,116	Janus Capital Group Inc.	61,150,701
767,258	Fair Isaac Corp.	55,472,753
638,860	City National Corp.	51,626,277
		719,743,592
	Health care—10.35%
1,109,050	Hospira, Inc.(a)	67,929,313
1,036,626	Charles River Laboratories Intl, Inc.(a)	65,970,879
549,100	Laboratory Corp. of America Holdings(a)	59,247,890
416,083	Bio-Rad Laboratories, Inc., Class A(a)	50,162,966
		243,311,048
	Materials & processing—4.71%
1,785,997	Simpson Manufacturing Co., Inc.	61,795,496
1,905,382	U.S. Silica Holdings, Inc.	48,949,264
		110,744,760
	Producer durables—15.53%
2,771,862	Brady Corp., Class A	75,782,707
1,145,260	Bristow Group Inc.	75,346,655
2,046,541	Kennametal Inc.	73,245,702
706,816	MTS Systems Corp.	53,032,405
335,613	Snap-on Inc.	45,891,722
362,266	Littelfuse, Inc.	35,020,254
89,576	IDEX Corp.	6,972,596
		365,292,041
	Technology—3.01%
800,203	Anixter Intl Inc.(a)	70,785,957

	Total common stocks (Cost $1,335,134,197)	2,270,321,853

Principal amount	Repurchase agreement—3.82%	Value

90,010,279	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2014, due 01/02/2015, repurchase price $90,010,279, (collaterized by U.S. Treasury Note, value $91,814,649, 2.13%, due 08/31/2020) (Cost $90,010,279)	$90,010,279
	Total Investments—100.35% (Cost $1,425,144,476)	2,360,332,132
	Liabilities less Other Assets—(0.35)%	(8,333,505)
	Net Assets—100.00%	$2,351,998,627

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund schedule of investments		12.31.14 (UNAUDITED)
Number of shares	Common stocks—98.10%	Value

	Consumer discretionary & services—24.57%
3,738,530	Interpublic Group of Cos., Inc.	$77,649,268
1,155,700	CBS Corp., Class B	63,956,438
802,600	Omnicom Group Inc.	62,177,422
707,600	Nordstrom, Inc.	56,176,364
1,577,656	International Speedway Corp., Class A	49,932,812
603,300	Viacom, Inc., Class B	45,398,325
988,700	Newell Rubbermaid Inc.	37,659,583
899,700	Coach, Inc.	33,792,732
847,500	Gannett Co., Inc.	27,060,675
556,900	Sotheby's	24,046,942
262,100	Madison Square Garden Co., Class A(a)	19,725,646
80,400	Tiffany & Co.	8,591,544
		506,167,751
	Consumer staples—3.25%
662,275	J.M. Smucker Co.	66,876,529

	Energy—2.07%
387,600	National Oilwell Varco	25,399,428
586,482	Contango Oil & Gas Co.(a)	17,148,734
		42,548,162
	Financial services—35.55%
3,012,100	First American Financial Corp.	102,110,190
5,373,100	Western Union Co.	96,232,221
1,025,500	Northern Trust Corp.	69,118,700
1,248,300	Franklin Resources, Inc.	69,118,371
1,376,020	Lazard Ltd, Class A	68,842,281
1,095,900	AFLAC Inc.	66,948,531
391,500	JLL	58,697,595
638,000	City National Corp.	51,556,780
1,120,100	Blackstone Group L.P.	37,892,983
1,516,168	KKR & Co. L.P.	35,190,259
790,150	CBRE Group, Inc., Class A(a)	27,062,638
311,500	T. Rowe Price Group, Inc.	26,745,390
1,405,442	Janus Capital Group Inc.	22,669,779
		732,185,718
	Health care—14.10%
664,200	Zimmer Holdings, Inc.	75,333,564
817,300	St. Jude Medical, Inc.	53,149,019
389,754	Thermo Fisher Scientific Inc.	48,832,279
443,200	Laboratory Corp. of America Holdings(a)	47,821,280
644,400	Hospira, Inc.(a)	39,469,500
214,725	Bio-Rad Laboratories, Inc., Class A(a)	25,887,246
		290,492,888
	Producer durables—18.56%
1,026,599	Stanley Black & Decker, Inc.	98,635,632
1,368,518	Bristow Group Inc.	90,034,799
1,783,900	Kennametal Inc.	63,845,781
610,950	Illinois Tool Works Inc.	57,856,965
332,100	Snap-on Inc.	45,411,354
234,600	Towers Watson, Class A	26,549,682
		382,334,213

	Total common stocks (Cost $1,191,624,418)	2,020,605,261

Principal amount	Repurchase agreement—2.03%	Value

41,910,666	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2014, due 01/02/2015, repurchase price $41,910,666, (collaterized by U.S. Treasury Note, value $42,753,230, 2.13%, due 08/31/2020) (Cost $41,910,666)	$41,910,666
	Total Investments—100.13% (Cost $1,233,535,084)	2,062,515,927
	Liabilities less Other Assets—(0.13)%	(2,682,027)
	Net Assets—100.00%	$2,059,833,900

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund schedule of investments		12.31.14 (UNAUDITED)
Number of shares	Common stocks—99.49%	Value

	Consumer discretionary & services—16.58%
64,800	Newell Rubbermaid Inc.	$2,468,232
152,000	Pier 1 Imports, Inc.	2,340,800
30,000	Bed Bath & Beyond Inc.(a)	2,285,100
21,700	Target Corp.	1,647,247
38,500	Apollo Education Group, Inc., Class A(a)	1,313,235
60,200	International Game Technology	1,038,450
		11,093,064
	Consumer staples—4.61%
32,000	CVS Health	3,081,920

	Energy—13.01%
47,500	National Oilwell Varco	3,112,675
29,700	Exxon Mobil Corp.	2,745,765
76,500	Chesapeake Energy Corp.	1,497,105
21,500	Apache Corp.	1,347,405
		8,702,950
	Financial services—17.08%
193,000	Western Union Co.	3,456,630
11,900	Goldman Sachs Group, Inc.	2,306,577
56,250	Morgan Stanley	2,182,500
29,000	JPMorgan Chase & Co.	1,814,820
41,100	Bank of New York Mellon Corp.	1,667,427
		11,427,954
	Health care—15.23%
21,900	Johnson & Johnson	2,290,083
19,600	Zimmer Holdings, Inc.	2,223,032
19,800	Laboratory Corp. of America Holdings(a)	2,136,420
87,300	Hanger, Inc.(a)	1,911,870
22,200	Baxter Intl Inc.	1,627,038
		10,188,443
	Materials & processing—5.71%
57,300	Mosiac Co.	2,615,745
111,982	Barrick Gold Corp.	1,203,807
		3,819,552
	Producer durables—14.94%
40,700	Stanley Black & Decker, Inc.	3,910,456
16,100	Lockheed Martin Corp.	3,100,377
55,400	Kennametal Inc.	1,982,766
7,300	Snap-on Inc.	998,202
		9,991,801
	Technology—12.33%
78,000	Oracle Corp.	3,507,660
18,100	International Business Machines Corp.	2,903,964
39,600	Microsoft Corp.	1,839,420
		8,251,044

	Total common stocks (Cost $52,613,907)	66,556,728

Principal amount	Repurchase agreement—0.46%	Value

308,721	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2014, due 01/02/2015, repurchase price $308,721, (collaterized by U.S. Treasury Note, value $317,715, 2.13%, due 08/31/2020) (Cost $308,721)	$308,721
	Total Investments—99.95% (Cost $52,922,628)	66,865,449
	Other Assets less Liabilities—0.05%	31,800
	Net Assets—100.00%	$66,897,249

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund schedule of investments		12.31.14 (UNAUDITED)
Number of shares	Common stocks—95.90%	Value

	Consumer discretionary & services—15.72%
119,963	XO Group Inc.(a)	$2,184,526
146,155	Rosetta Stone Inc.(a)	1,426,473
277,000	Century Casinos, Inc.(a)	1,398,850
43,900	International Speedway Corp., Class A	1,389,435
39,900	Superior Industries Intl, Inc.	789,621
		7,188,905
	Energy—8.44%
75,254	Contango Oil & Gas Co.(a)	2,200,427
58,700	Gulf Island Fabrication, Inc.	1,138,193
87,700	Mitcham Industries, Inc.(a)	520,061
		3,858,681
	Financial services—18.58%
621,073	Cowen Group, Inc., Class A(a)	2,981,150
63,200	First American Financial Corp.	2,142,480
43,700	Capital Southwest Corp.	1,656,667
80,300	AV Homes, Inc.(a)	1,169,971
16,700	MB Financial, Inc.	548,762
		8,499,030
	Health care—3.24%
83,155	POZEN Inc.(a)	665,240
437,800	Vical Inc.(a)	459,690
47,700	Kindred Biosciences, Inc.(a)	355,365
		1,480,295

	Materials & processing—8.95%
99,431	Landec Corp.(a)	1,373,142
966,894	Rentech, Inc.(a)	1,218,286
160,291	Orion Energy Systems, Inc.(a)	881,601
17,973	Simpson Manufacturing Co., Inc.	621,866
		4,094,895
	Producer durables—11.20%
150,730	Erickson Inc.(a)	1,257,088
159,700	Furmanite Corp.(a)	1,248,854
224,425	Spartan Motors Inc.	1,180,476
21,939	Team, Inc.(a)	887,652
22,500	Brink's Co.	549,225
		5,123,295
	Technology—19.72%
174,780	PCTEL, Inc.	1,513,595
207,300	RealNetworks, Inc.(a)	1,459,392
350,900	Imation Corp.(a)	1,329,911
93,500	Brooks Automation, Inc.	1,192,125
224,700	Rubicon Technology, Inc.(a)	1,026,879
132,140	Sigma Designs, Inc.(a)	977,836
129,015	Telenav Inc.(a)	860,530
58,800	Multi-Fineline Electronix, Inc.(a)	660,324
		9,020,592
	Utilities—10.05%
408,312	ORBCOMM, Inc.(a)	2,670,360
1,396,612	Pendrell Corp.(a)	1,927,325
		4,597,685

	Total common stocks (Cost $43,555,655)	43,863,378

Principal amount	Repurchase agreement—3.82%	Value

1,746,308	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2014, due 01/02/2015, repurchase price $1,746,308, (collaterized by U.S. Treasury Note, value $1,783,306, 2.13%, due 08/31/2020) (Cost $1,746,308)	$1,746,308
	Total Investments—99.72% (Cost $45,301,963)	45,609,686
	Other Assets less Liabilities—0.28%	129,164
	Net Assets—100.00%	$45,738,850

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel International Fund schedule of investments		12.31.14 (UNAUDITED)
Number of shares	Common stocks—93.18%	Value

	Austria—0.66%
1,910	Vienna Insurance Group	$85,365
	Canada—0.39%
95	Fairfax Financial Holdings Ltd.	49,780
	China—6.32%
9,562	China Mobile Ltd. ADR	562,437
887	Baidu, Inc. ADR(a)	202,209
4,500	China Mobile Ltd.	52,824
		817,470
	Denmark—0.08%
278	Vestas Wind Systems AS(a)	10,096
	Finland—4.58%
62,101	Nokia Corp. ADR	488,114
6,962	Nokia Corp.	55,061
2,038	Nokian Renkaat Corp.	49,714
		592,889
	France—6.54%
9,194	Eutelsat Communications	297,331
3,520	BNP Paribas SA	207,800
2,268	Technip SA	135,099
831	L'Air Liquide SA	102,828
824	Michelin (CGDE)	74,380
990	Societe Television Francaise 1	15,220
134	Euler Hermes Group	13,876
		846,534
	Germany—12.46%
9,751	Deutsche Boerse AG	692,925
75,168	Telefonica Deutschland GmgH & Co.	398,379
11,251	Dialog Semiconductor plc(a)	392,836
698	SAP SE	48,740
418	MTU Aero Engines AG	36,327
941	Deutsche Post AG	30,547
156	Beiersdorf AG	12,666
		1,612,420
	Hong Kong—0.89%
32,085	Yue Yuen Industrial Holdings Ltd.	115,165
	Ireland—3.61%
6,562	Ryanair Holdings plc ADR(a)	467,674
	Israel—0.21%
4,890	Bank Leumi Le-Israel BM(a)	16,705
996	Mizrahi Tefahot Bank LTD	10,424
		27,129
	Italy—2.28%
26,011	Snam SpA	128,734
30,109	Mediaset SpA(a)	123,885
1,062	DiaSorin SpA	42,786
		295,405

	Japan—14.92%
3,900	Shimamura Co., Ltd.	336,558
10,100	Canon Inc.	321,016
2,800	Nintendo Co., Ltd.	292,201
4,400	Toyota Motor Corp.	274,196
2,200	Daito Trust Construction Co., Ltd.	249,563
4,200	Japan Tobacco Inc.	115,596
1,200	Tokyo Electron Ltd.	90,996
1,700	Denso Corp.	79,233
2,100	OBIC Co., Ltd.	68,144
4,900	Nikon Corp.	65,106
532	Canon Inc. ADR	16,843
936	Nintendo Co., Ltd. ADR	12,121
1,000	Shizuoka Bank Ltd.	9,144
		1,930,717
	Luxembourg—0.50%
400	RTL Group(b)	37,611
283	RTL Group(c)	26,986
		64,597
	Macau—0.10%
4,800	Wynn Macau Ltd	13,422
	Netherlands—5.43%
37,647	Ahold N.V.	669,095
404	Gemalto N.V.	32,971
		702,066
	Portugal—0.14%
1,805	Jeronimo Martins SGPS SA	18,087
	Singapore—0.43%
3,000	United Overseas Bank Ltd.	55,362
	Spain—0.80%
1,682	Tecnicas Reunidas SA	73,519
6,133	Banco Popular Español SA	30,572
		104,091
	Sweden—0.52%
1,629	H&M Hennes & Mauritz AB, Class B	67,677
	Switzerland—14.37%
2,417	Roche Holding AG	654,867
4,917	Nestle SA	358,454
892	Zurich Insurance Group Ltd	278,752
524	Swisscom AG	274,962
10,179	UBS AG	174,974
120	Banque Cantonale Vaudoise	64,831
248	Kuehne & Nagel Intl AG	33,687
9	SGS SA	18,378
		1,858,905
	United Kingdom—15.77%
13,249	GlaxoSmithKline plc ADR	566,262
34,110	HSBC Holdings plc	322,331
4,194	Royal Dutch Shell plc ADR	280,788
3,214	Reckitt Benckiser Group plc	260,315
21,851	British Telecom Group plc	135,915
6,200	GlaxoSmithKline plc	133,012
2,867	Royal Dutch Shell plc, Class A	95,680
868	British American Tobacco plc ADR	93,588
3,283	IG Group Holdings plc	36,686
4,643	Sage Group plc	33,535
454	BT Group plc ADR	28,143
568	HSBC Holdings plc ADR	26,827
680	Diageo PLC	19,480
3,214	Indivior PLC(a)	7,484
		2,040,046

	United States—2.18%
974	Harman Intl Industries, Inc.	103,936
822	Philip Morris Intl, Inc.	66,952
1,805	Tumi Holdings Inc.(a)	42,833
325	Core Laboratories N.V.	39,112
2,469	Ruckus Wireless, Inc.(a)	29,677
		282,510

	Total common stocks (Cost $11,258,660)	12,057,407

Number of shares	Investment companies—0.85%	Value
	Exchange Traded Funds—0.85%
2,896	Vanguard MSCI EAFE ETF	$109,700
	Total investment companies (Cost $88,905)	109,700
	Total Investments—94.03% (Cost $11,347,565)	12,167,107
	Cash, Other Assets less Liabilities—5.97%	773,200
	Net Assets—100.00%	$12,940,307

(a) Non-income producing.
(b) This security was purchased through more than one stock exchange and this line represents shares purchased through Euronext Brussels.
(c) This security was purchased through more than one stock exchange and this line represents shares purchased through Xetra.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Ariel Global Fund schedule of investments		12.31.14 (UNAUDITED)
Number of shares	Common stocks—93.10%	Value

	Brazil—0.89%
14,966	Itau Unibanco Holding SA ADR	$194,708
22,338	Souza Cruz SA	162,668
8,279	Telefonica Brasil SA ADR	146,373
		503,749
	Canada—0.27%
289	Fairfax Financial Holdings Ltd.	151,435
	Chile—0.96%
27,437	Banco Santander-Chile ADR	541,058
	China—7.42%
160,000	China Mobile Ltd.	1,878,181
5,791	Baidu, Inc. ADR(a)	1,320,174
17,000	China Mobile Ltd. ADR	999,940
		4,198,295
	Finland—1.58%
72,459	Nokia Corp. ADR	569,528
34,994	Nokia Corp.	276,761
1,836	Nokian Renkaat Corp.	44,787
		891,076
	France—2.33%
7,553	BNP Paribas SA	445,884
11,364	Eutelsat Communications	367,508
4,949	Technip SA	294,800
2,344	Michelin (CGDE)	211,585
		1,319,777
	Germany—5.40%
24,957	Deutsche Boerse AG	1,773,492
152,833	Telefonica Deutschland GmgH & Co.	809,991
13,476	Dialog Semiconductor plc(a)	470,524
		3,054,007
	Hong Kong—0.39%
61,000	Yue Yuen Industrial Holdings Ltd.	218,951
	Ireland—0.44%
3,460	Ryanair Holdings plc ADR(a)	246,594
	Israel—0.07%
10,701	Bank Leumi Le-Israel BM(a)	36,557
	Italy—0.76%
56,889	Snam SpA	281,556
35,638	Mediaset SpA(a)	146,634
		428,190
	Japan—7.58%
9,900	Shimamura Co., Ltd.	854,339
6,350	Nintendo Co., Ltd.	662,671
5,400	Daito Trust Construction Co., Ltd.	612,564
18,600	Canon Inc.	591,178
8,000	Toyota Motor Corp.	498,539
15,100	Japan Tobacco Inc.	415,594
2,900	Tokyo Electron Ltd.	219,908
3,200	Denso Corp.	149,145
1,155	Toyota Motor Corp. ADR	144,929
10,600	Nikon Corp.	140,841
		4,289,708
	Mexico—0.10%
5,390	Santander Mexico Financial Group ADR	55,840
	Netherlands—3.06%
97,343	Ahold N.V.	1,730,063
	Portugal—0.09%
5,136	Jeronimo Martins SGPS SA	51,465
	Singapore—0.26%
8,000	United Overseas Bank Ltd.	147,632
	Spain—0.42%
5,440	Tecnicas Reunidas SA	237,780
	Switzerland—8.01%
9,289	Roche Holding AG	2,516,782
8,451	Nestle SA	616,086
1,907	Zurich Insurance Group Ltd.	595,942
1,076	Swisscom AG	564,617
12,423	UBS AG	213,548
13	SGS SA	26,546
		4,533,521

	Turkey—0.47%
6,347	BIM Birlesik Magazalar A.S.	135,730
8,625	Turkcell Iletisim Hizmetleri AS ADR(a)	130,410
		266,140
	United Kingdom—9.16%
42,493	GlaxoSmithKline plc ADR	1,816,151
48,159	GlaxoSmithKline plc	1,033,184
14,261	Royal Dutch Shell plc ADR	954,774
68,951	HSBC Holdings plc	651,570
5,236	Reckitt Benckiser Group plc	424,084
27,462	British Telecom Group plc	170,815
2,549	HSBC Holdings plc ADR	120,389
5,236	Indivior PLC(a)	12,192
		5,183,159
	United States—43.44%
68,682	Microsoft Corp.	3,190,279
33,282	Gilead Sciences, Inc.(a)	3,137,161
25,640	Johnson & Johnson	2,681,175
19,692	Harman Intl Industries, Inc.	2,101,333
61,910	Tumi Holdings Inc.(a)	1,469,124
76,398	Acacia Research Corp.	1,294,182
17,779	Quest Diagnostics Inc.	1,192,260
27,464	Broadcom Corp., Class A	1,190,015
20,607	U.S. Bancorp	926,285
63,521	QLogic Corp.(a)	846,100
15,049	Verizon Communications Inc.	703,992
7,318	Wal-Mart Stores, Inc.	628,470
48,608	Ruckus Wireless, Inc.(a)	584,268
7,149	Philip Morris Intl, Inc.	582,286
9,312	Southern Co.	457,312
2,926	Berkshire Hathaway Inc., Class B(a)	439,339
4,630	The PNC Financial Service Group, Inc.	422,395
12,804	EMC Corp.	380,791
7,914	Coach, Inc.	297,250
2,178	Praxair, Inc.	282,182
1,944	Core Laboratories N.V.	233,941
10,168	NVIDIA Corp.	203,868
2,386	Schlumberger Ltd.	203,788
4,373	Altera Corp.	161,539
1,867	Ansys, Inc.(a)	153,094
3,428	Expeditors Intl of Washington	152,923
1,418	Accenture plc, Class A	126,642
1,456	Rockwell Collins, Inc.	123,003
1,009	CME Group Inc.	89,448
492	Panera Bread Co.(a)	86,002
851	State Street Corp.	66,804
977	JPMorgan Chase & Co.	61,141
458	M&T Bank Corp.	57,534
327	American Express Co.	30,424
349	Wisconsin Energy Corp.	18,406
		24,574,756

	Total common stocks (Cost $46,770,993)	52,659,753

Number of shares	Investment Companies—0.99%	Value
	Exchanged Traded Funds—0.99%
7,104	Vanguard FTSE Emerging Markets ETF	$284,302
4,599	Vanguard Total World Stock Index Fund (ETF)	276,492
	Total investment companies (Cost $570,502)	560,794
Principal amount	Repurchase agreement—2.57%	Value
$1,455,621	Fixed Income Clearing Corporation, 0.00%, dated 12/31/2014, due 01/02/2015, repurchase price $1,455,621, (collaterized by U.S Treasury Note, value $1,486,089, 2.13%, due 08/31/2020) (Cost $1,455,621)	$1,455,621
	Total Investments—96.66% (Cost $48,797,116)	54,676,168
	Cash, Other Assets less Liabilities—3.34%	1,891,429
	Net Assets—100.00%	$56,567,597

(a) Non-income producing.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Notes to Schedules of Investments	12.31.14 (UNAUDITED)

NOTE ONE | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (the “Funds”) are series of the Trust.  Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified.  The Funds issue two classes of shares: an Investor Class and an Institutional Class.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant policies related to investments of the Funds held at December 31, 2014.

Securities valuation–Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange.  In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Debt securities having a maturity over 60 days are valued at the yield equivalent as obtained from a pricing source or one or more market makers for such securities.  Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements–Accounting Standards Codification TM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund	Ariel International Fund	Ariel Global Fund
Level 1	$2,270,321,853	$2,020,605,261	$66,556,728	$43,863,378	$3,369,453	$32,753,593
Level 2 Foreign equity Repurchase agreements Forward foreign currency contracts	- 90,010,279 -	- 41,910,666 -	- 308,721 -	- 1,746,308 -	8,797,654 - (32,337)	20,466,954 1,455,621 56,576
Level 3	-	-	-	-	-	-
Fair Value at 12/31/14	$2,360,332,132	$2,062,515,927	$66,865,449	$45,609,686	$12,134,770	$54,732,744

Notes to Schedules of Investments	12.31.14 (UNAUDITED)

	Ariel International Fund	Ariel Global Fund
Transfers into Level 1	$-	$-
Transfers out of Level 1	8,615,425	20,430,397
Transfers into Level 2	8,615,425	20,430,397
Transfers out of Level 2	-	-

There were no transfers between levels for the Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund and Ariel Discovery Fund.  Transfers between levels are recognized at the end of the reporting period.

Forward currency contracts derive their value from underlying exchange rates.  These instruments are normally valued by pricing vendors using pricing models.  The pricing models typically use inputs that are observed from active markets such as exchange rates.  As such, forward currency contracts were categorized as Level 2. The forward currency contracts are reflected at the unrealized appreciation (depreciation) on the contract. See Note Five, Forward Currency Contracts.

Foreign currency–Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party.  Realized gains (losses) and unrealized appreciation (depreciation) on securities include the effects of changes in security prices.  Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Forward currency contracts–Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates.  The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are subject to the translations of foreign exchange rate fluctuations. Contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as unrealized appreciation (depreciation) on foreign currency translations. The Funds record realized gains (losses) at the time the forward currency contract is settled or closed on the Statement of Operations as realized gain (loss) on foreign currency transactions.

Repurchase agreements–The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions–Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES
If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  Ariel Fund had the following transactions during the three months ended December 31, 2014, with affiliated companies:
	Share Activity				Three Months Ended December 31, 2014
Security Name	Balance September 30, 2014	Purchases	Sales	Balance December 31, 2014	Market value	Dividends credited to income	Amount of loss realized on sale of shares
Contango Oil & Gas Co.	1,833,617	51,200	-	1,884,817	$55,112,049	$-	$-

NOTE FOUR | FEDERAL INCOME TAXES

At December 31, 2014, the cost of investment securities for tax purposes was as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Cost of investments	$1,425,144,476	$1,233,535,084	$52,922,628	$45,301,963

Gross unrealized appreciation	1,004,387,069	871,551,821	16,543,286	6,131,322
Gross unrealized depreciation	(69,199,413)	(42,570,978)	(2,600,465)	(5,823,599)

Notes to Schedules of Investments	12.31.14 (UNAUDITED)

Net unrealized appreciation	$935,187,656	$828,980,843	$13,942,821	$307,723

	Ariel International Fund	Ariel Global Fund
Cost of investments	$11,347,565	$48,797,116

Gross unrealized appreciation	1,457,265	7,870,253
Gross unrealized depreciation	(637,723)	(1,991,201)
Net unrealized appreciation	$819,542	$5,879,052
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

NOTE FIVE | FORWARD CURRENCY CONTRACTS
At December 31, 2014, the open forward currency contracts (State Street Bank and Trust as counterparty) are:

Contract Settlement Date	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Ariel International Fund
02/18/2015	SGD	50,239	EUR	30,906	$476
02/18/2015	AUD	195,397	CHF	162,803	(4,861)
02/18/2015	SEK	107,660	EUR	11,622	(257)
02/18/2015	SEK	369,569	EUR	39,896	(882)
02/18/2015	SEK	107,145	EUR	11,567	(256)
02/18/2015	AUD	274,053	USD	238,370	(15,347)
02/18/2015	AUD	177,154	USD	154,088	(9,921)
02/18/2015	CAD	80,871	USD	71,560	(2,023)
02/18/2015	NOK	568,499	USD	83,876	(7,694)
02/18/2015	JPY	9,482,876	CHF	77,583	1,105
02/18/2015	SGD	51,524	EUR	31,544	672
02/18/2015	SGD	23,616	EUR	14,458	308
02/18/2015	AUD	47,062	CAD	44,832	(250)
02/18/2015	AUD	39,066	CAD	37,215	(207)
02/18/2015	SEK	601,621	EUR	63,089	813
02/18/2015	AUD	80,034	CAD	76,242	(425)
02/18/2015	AUD	86,539	CAD	82,439	(460)
02/18/2015	AUD	126,662	CHF	99,398	3,024
02/18/2015	SEK	389,529	EUR	40,848	526
02/18/2015	AUD	19,871	CHF	15,594	474
02/18/2015	GBP	9,003	CHF	13,588	351
02/18/2015	GBP	43,541	CHF	65,710	1,697
02/18/2015	GBP	167,311	EUR	210,299	6,097
02/18/2015	SGD	47,145	USD	36,125	(569)
02/18/2015	SEK	688,087	USD	90,314	(2,034)
02/18/2015	AUD	89,181	USD	72,957	(382)
02/18/2015	AUD	71,816	USD	58,751	(308)
02/18/2015	GBP	12,840	USD	20,202	(196)
02/18/2015	GBP	37,342	USD	58,751	(570)
02/18/2015	GBP	34,746	USD	54,667	(530)
02/18/2015	GBP	46,371	USD	72,957	(708)
					$(32,337)

Ariel Global Fund
02/18/2015	NOK	723,194	GBP	68,113	$(9,213)
02/18/2015	AUD	176,231	EUR	122,280	(4,614)
02/18/2015	CAD	250,266	EUR	176,673	1,315
02/18/2015	CAD	31,000	EUR	21,884	163
02/18/2015	AUD	127,301	EUR	88,330	(3,333)
02/18/2015	AUD	170,575	CHF	142,121	(4,243)
02/18/2015	SEK	815,405	EUR	88,025	(1,946)
02/18/2015	CAD	500,533	USD	442,903	(12,522)
02/18/2015	USD	332,973	JPY	38,683,489	9,900
02/18/2015	SEK	2,161,489	GBP	185,007	(10,937)
02/18/2015	CAD	406,871	CHF	335,157	12,485
02/18/2015	CAD	88,130	CHF	72,596	2,704
02/18/2015	AUD	165,353	CHF	129,761	3,948
02/18/2015	AUD	655,850	CHF	514,680	15,661
02/18/2015	SEK	953,254	EUR	99,963	1,288
02/18/2015	SEK	551,532	CHF	69,440	864
02/18/2015	CAD	308,897	EUR	211,929	9,048

Notes to Schedules of Investments	12.31.14 (UNAUDITED)

02/18/2015	MXN	2,244,154	EUR	121,282	4,869
02/18/2015	AUD	65,232	EUR	42,635	1,472
02/18/2015	AUD	134,362	EUR	87,819	3,031
02/18/2015	AUD	264,191	EUR	172,675	5,961
02/18/2015	SGD	107,354	CHF	78,909	1,536
02/18/2015	SGD	112,466	CHF	82,667	1,610
02/18/2015	USD	116,809	GBP	74,244	1,133
02/18/2015	USD	106,665	CHF	102,317	3,675
02/18/2015	USD	273,034	GBP	173,540	2,649
02/18/2015	USD	171,414	CHF	164,427	5,906
02/18/2015	USD	116,818	CHF	112,056	4,025
02/18/2015	USD	309,093	EUR	246,950	10,141
					$56,576

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:    /s/  Mellody Hobson
         Mellody Hobson
                         President and Principal Executive Officer

Date:        February 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/  Mellody Hobson
         Mellody Hobson
                         President and Principal Executive Officer

Date:        February 6, 2015

By:     /s/  Jeffrey Rapaport
          Jeffrey Rapaport
         Treasurer and Chief Financial Officer

Date:        February 6, 2015